SUPPLEMENT DATED FEBRUARY 27, 2015

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2015

In the “Shareholder Information” section, under the heading “How and when do the Funds price their shares?”, the last sentence in the second paragraph is deleted in its entirety.

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Please retain this Supplement for future reference.

IEP0215

SUPPLEMENT DATED FEBRUARY 27, 2015

FIRST INVESTORS EQUITY FUNDS
STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2015

In Part II, in the “Determination of Net Asset Value” section under the heading “All Funds Except Cash Management Fund.”, the last sentence of the first paragraph is deleted in its entirety.

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Please retain this Supplement for future reference.

EFSAI0215